Receivables - Narrative (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Walmart | Accounts Receivable | Credit Concentration Risk | Revelyst Business
Concentration Risk [Line Items]
Concentration risk (in percent)	18.00%	12.00%	14.00%